Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Description of the Business [Line Items]
DESCRIPTION OF THE BUSINESS

1.      description of the business

FaZe Clan, founded in 2010, is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

1.      DESCRIPTION OF THE BUSINESS

FaZe Clan, founded in 2010, is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.